Particulars of Employees (including Directors) (Details) - employee	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,606	11,032
Number of administrative staff	1,140	1,071
Number of management staff	9	8
Total	11,755	12,111